Environment - Summary of Environmental Expenses (Detail) - CLP ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Environmental Expenses [Line Items]
Total Disbursements	$ 11,677,691	$ 11,353,961	$ 36,674,837
Amounts Capitalized	5,653,286	7,491,710	35,333,064
Expenses	6,024,405	3,862,251	1,341,773
Total Disbursements	11,677,691	11,353,961	36,674,837
Total disbursements previous period		9,940,671	8,764,952
Gas Atacama Chile [Member]
Environmental Expenses [Line Items]
Total Disbursements		1,463,204
Expenses		1,463,204
Total Disbursements		1,463,204
Gas Atacama Chile [Member] | Normalization CEMS [Member]
Environmental Expenses [Line Items]
Total Disbursements	645,302	1,021,630
Amounts Capitalized	645,302	1,021,630
Total Disbursements	645,302	1,021,630
Total disbursements previous period		1,021,630
Gas Atacama Chile [Member] | Environmental Monitoring [Member]
Environmental Expenses [Line Items]
Total Disbursements	797,543
Expenses	797,543
Total Disbursements	797,543
Total disbursements previous period		1,463,204
Gas Atacama Chile [Member] | Hydraulic Power Stations [Member]
Environmental Expenses [Line Items]
Total Disbursements	11,567
Expenses	11,567
Total Disbursements	11,567
Gas Atacama Chile [Member] | Studies, Monitoring And Waste Disposal [Member]
Environmental Expenses [Line Items]
Total Disbursements			78,221
Expenses			78,221
Total Disbursements			78,221
Gas Atacama Chile [Member] | Studies Monitoring And Laboratory Analysis [Member]
Environmental Expenses [Line Items]
Total Disbursements			169,743
Expenses			169,743
Total Disbursements			169,743
Gas Atacama Chile [Member] | Coal-fired Power Stations Centrales a Carbon [Member]
Environmental Expenses [Line Items]
Total Disbursements			27,648,451
Amounts Capitalized			27,648,451
Total Disbursements			27,648,451
Gas Atacama Chile [Member] | ZLD Plant Studies [Member]
Environmental Expenses [Line Items]
Total Disbursements			13,470
Amounts Capitalized			13,470
Total Disbursements			13,470
Pehuenche [Member] | Pehuenche Hydroelectric Plant [Member]
Environmental Expenses [Line Items]
Total Disbursements	48,574
Amounts Capitalized	48,574
Total Disbursements	48,574
Pehuenche [Member] | Hydro Power Plants Environmental Costs [Member]
Environmental Expenses [Line Items]
Total Disbursements	62,560	6,787	6,515
Expenses	62,560	6,787	6,515
Total Disbursements	62,560	6,787	6,515
Total disbursements previous period		6,787	6,515
Eolica Canela [Member] | Environmental Expenditures In Power Plants [Member]
Environmental Expenses [Line Items]
Total Disbursements			94,770
Expenses			94,770
Total Disbursements			94,770
Eolica Canela [Member] | Improving Reforested Sectors [Member]
Environmental Expenses [Line Items]
Total Disbursements		104,810
Amounts Capitalized		104,810
Total Disbursements		104,810
Enel Generacion Chile S.A [Member] | Environmental Expenditures In Power Plants [Member]
Environmental Expenses [Line Items]
Total Disbursements		18,347
Expenses		18,347
Total Disbursements		18,347
Total disbursements previous period			94,770
Enel Generacion Chile S.A [Member] | Environmental Costs In Thermal Plants [Member]
Environmental Expenses [Line Items]
Total Disbursements		251,277	181,644
Expenses		251,277	181,644
Total Disbursements		251,277	181,644
Total disbursements previous period			181,644
Enel Generacion Chile S.A [Member] | Environmental Costs In Combined Cycle Plants [Member]
Environmental Expenses [Line Items]
Total Disbursements	2,102,056	1,252,355	567,616
Expenses	2,102,056	1,252,355	567,616
Total Disbursements	2,102,056	1,252,355	567,616
Total disbursements previous period		1,252,355	567,616
Enel Generacion Chile S.A [Member] | Environmental Costs In Hydroelectric Plants [Member]
Environmental Expenses [Line Items]
Total Disbursements	183,156	870,281	243,264
Expenses	183,156	870,281	243,264
Total Disbursements	183,156	870,281	243,264
Total disbursements previous period		251,277	243,264
Enel Generacion Chile S.A [Member] | Ralco Hydroelectric Plant [Member]
Environmental Expenses [Line Items]
Total Disbursements	4,542,216	5,075,137	4,497,330
Amounts Capitalized	4,542,216	5,075,137	4,497,330
Total Disbursements	4,542,216	5,075,137	4,497,330
Total disbursements previous period		5,075,137	4,497,330
Enel Generacion Chile S.A [Member] | Tal Tal Thermal Plant [Member]
Environmental Expenses [Line Items]
Total Disbursements		1,290,133	3,173,813
Amounts Capitalized		1,290,133	3,173,813
Total Disbursements		1,290,133	3,173,813
Total disbursements previous period			$ 3,173,813
Enel Generacion Chile S.A [Member] | Studies Monitoring And Laboratory Analysis [Member]
Environmental Expenses [Line Items]
Total Disbursements	2,867,523
Expenses	2,867,523
Total Disbursements	2,867,523
Total disbursements previous period		$ 870,281
Enel Generacion Chile S.A [Member] | Central Quintero
Environmental Expenses [Line Items]
Total Disbursements	417,194
Amounts Capitalized	417,194
Total Disbursements	$ 417,194